Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss-continuing operations (in Dollars)	$ (1,704,994)	$ (9,641,098)	$ (13,478,704)
Net profit/(loss) – discontinued operations (in Dollars)	6,908,558	(712,414)	(16,594,807)
Total net profit/(loss) (in Dollars)	$ 5,203,564	$ (10,353,512)	$ (30,073,511)
Denominator:
Weighted-average shares outstanding-Basic (in Shares)	654,419	495,877	247,675
Stock options and restricted shares (in Shares)
Weighted-average shares outstanding-Diluted (in Shares)	1,243,186	495,877	247,675
Loss per share-continuing operations
-Basic	$ (2.61)	$ (19.44)	$ (54.42)
-Diluted	(1.37)	(19.44)	(54.42)
Profit/(Loss) per share-discontinued operations
-Basic	(0.03)	(1.44)	(67)
-Diluted	$ (0.02)	$ (1.44)	$ (67)